Provisions for expected credit losses/impairment charges (Tables)	6 Months Ended
Mar. 31, 2019
Provisions for expected credit losses
Reconciliation of the provision for impairment charges on loans and credit commitments under AASB 139

	Half Year	Half Year
$m	Sept 18	March 18
Individually assessed provisions
Opening balance	471	480
Provisions raised	198	173
Write-backs	(83)	(67)
Write-offs	(165)	(104)
Interest adjustment	(4)	(7)
Other adjustments	5	(4)
Closing balance	422	471
Collectively assessed provisions
Opening balance	2,694	2,639
Provisions raised	281	387
Write-offs	(428)	(430)
Interest adjustment	90	89
Other adjustments	(6)	9
Closing balance	2,631	2,694
Total provisions for impairment charges on loans and credit commitments	3,053	3,165
Less: provisions for credit commitments	(239)	(252)
Total provisions for impairment charges on loans (Note 9)	2,814	2,913

Schedule of details of impairment charges

Half Year
$m	March 2019
Provisions raised
Net changes in provisions	404
Recoveries	(71)
Impairment charges	333
of which relates to:
Loans and credit commitments	332
Debt securities at FVOCI	-
Debt securities at amortised cost	1
Impairment charges	333

	Half Year	Half Year
$m	Sept 2018	March 2018
Reconciliation of impairment charges
Individually assessed provisions raised	198	173
Write-backs	(83)	(67)
Recoveries	(79)	(100)
Collectively assessed provisions raised	281	387
Impairment charges	317	393

Loans and credit commitments
Provisions for expected credit losses
Reconciliation of the provision for ECL

			Non
	Performing		performing		Collectively	Individually
			CAP	IAP	assessed	assessed
$m	Stage 1	Stage 2	Stage 3		provisions	provisions	Total
Provision for impairment charges as at 30 September 2018	-	-	-	-	2,631	422	3,053
Restatement for adoption of AASB 9	877	1,884	850	422	(2,631)	(422)	980
Restated provision for ECL as at 1 October 2018	877	1,884	850	422	-	-	4,033
Net changes in provisions	34	(182)	457	94	-	-	403
Write-offs	-	-	(418)	(81)	-	-	(499)
Exchange rate and other adjustments	5	9	36	(2)	-	-	48
Total provision for ECL on loans and credit commitments as at 31 March 2019	916	1,711	925	433	-	-	3,985
Presented as:
Provision for ECL on loans (Note 9)	762	1,525	921	429	-	-	3,637
Provision for ECL on credit commitments (Note 14)	154	186	4	4	-	-	348
Total provision for ECL on loans and credit commitments as at 31 March 2019	916	1,711	925	433	-	-	3,985

Total provision for ECL on loans and credit commitments as at 31 March 2019 of which:
Housing	154	324	465	105	-	-	1,048
Personal	256	535	254	-	-	-	1,045
Business	506	852	206	328	-	-	1,892
Total provision for ECL on loans and credit commitments as at 31 March 2019	916	1,711	925	433	-	-	3,985

Debt securities
Provisions for expected credit losses
Reconciliation of the provision for ECL

	Half Year March 2019
		Debt
	Debt	securities at
	securities at	amortised	Total debt
$m	FVOCI[1]	cost	securities
Provision for impairment charges as at 30 September 2018	-	-	-
Restatement for adoption of AASB 9	2	9	11
Restated provision for ECL as at 1 October 2018	2	9	11
Stage 1 - change in the provision during the period	-	1	1
Net changes in provisions	-	1	1
Provision for ECL charges as at 31 March 2019	2	10	12

[1]  Impairment on debt securities at FVOCI is recognised in the income statement with a corresponding amount in other comprehensive income (Refer to Note 15). There is no reduction of the carrying value of the debt securities which remains at fair value.